Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2024	Oct. 23, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025
TradersAI Large Cap Equity & Cash ETF
Account Value [Line Items]
Accumulated Value	$ 9,999	$ 10,000	$ 9,761	$ 10,185	$ 10,556	$ 10,182	$ 9,234	$ 8,882	$ 8,599	$ 9,008	$ 9,262	$ 9,376
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	$ 9,842	$ 10,000	$ 10,420	$ 10,172	$ 10,455	$ 10,319	$ 9,737	$ 9,671	$ 10,280	$ 10,803	$ 11,045	$ 11,269